NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 90,629	$ 84,674
Individually evaluated for impairment
Collectively evaluated for impairment	90,629	84,674
Deferred loan fees	507	469
Allowance for loan losses	(548)	(468)
Net Loans Receivable	90,588	84,675
First Mortgage Loans One To Four Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	76,789	72,237
Individually evaluated for impairment
Collectively evaluated for impairment	76,789	72,237
First Mortgage Loans Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,907	1,769
Individually evaluated for impairment
Collectively evaluated for impairment	2,907	1,769
First Mortgage Loans Land Acquisition And Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	694
Individually evaluated for impairment
Collectively evaluated for impairment	694
First Mortgage Loans Multifamily Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,123	3,390
Individually evaluated for impairment
Collectively evaluated for impairment	3,123	3,390
First Mortgage Loans Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,727	3,482
Individually evaluated for impairment
Collectively evaluated for impairment	3,727	3,482
Consumer Loans Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	906	861
Individually evaluated for impairment
Collectively evaluated for impairment	906	861
Consumer Loans Home Equity Lines Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,953	2,177
Individually evaluated for impairment
Collectively evaluated for impairment	1,953	2,177
Consumer Loans Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	112	125
Individually evaluated for impairment
Collectively evaluated for impairment	112	125
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	418	633
Individually evaluated for impairment
Collectively evaluated for impairment	$ 418	$ 633